Post-retirement benefit plans - Schedule of pension plan participants (Details)	Dec. 31, 2021 employee
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Number of participants at end of period	220
Actives
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Number of participants at end of period	88
Frozen actives
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Number of participants at end of period	1
Deferreds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Number of participants at end of period	93
Pensioners
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Number of participants at end of period	38